SCHEDULE OF SEGMENT AND GEOGRAPHIC INFORMATION (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
ScheduleOfSegmentAndGeographicInformationLineItems [Line Items]
Net income (loss)	$ 372,357	$ (53,287)	$ (22,703)		$ 319,070	$ (22,703)			$ (79,422)	$ 245,454
Goodvision Inc [Member]
ScheduleOfSegmentAndGeographicInformationLineItems [Line Items]
Cost of revenue (significant segment expense)	(12,018,490)		(2,116,228)				$ (22,007,759)	$ (4,787,640)			$ (7,584,406)	$ (3,589,383)
Gross profit (loss)	1,432,164		(27,480)				1,996,709	33,107			159,263	51,164
General and administrative expenses	(1,381,781)		(37,600)				(2,683,107)	(50,623)			(69,395)	(17,352)
Income tax benefit			14,512					1,868			(23,540)	(7,901)
Net income (loss)	46,637		(50,568)				(690,384)	(6,510)			$ 80,700	$ 25,911
Segment and Geographical Information [Member] | Goodvision Inc [Member]
ScheduleOfSegmentAndGeographicInformationLineItems [Line Items]
Revenue	13,450,654		2,088,748				24,004,468	4,820,747
Cost of revenue (significant segment expense)	(12,018,490)		(2,116,228)				(22,007,759)	(4,787,640)
Gross profit (loss)	1,432,164		(27,480)				1,996,709	33,107
General and administrative expenses	(1,381,781)		(37,600)				(2,683,107)	(50,623)
Interest and other income, net	700						720	9,138
Interest expense	(4,446)						(4,706)
Income tax benefit			14,512					1,868
Net income (loss)	$ 46,637		$ (50,568)				$ (690,384)	$ (6,510)